DEBENTURES (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2014 Debentures [Member] USD ($)	Dec. 31, 2013 Debentures [Member] USD ($)	Feb. 15, 2015 Debentures [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2014 2007 Debentures Series D [Member] USD ($)	Dec. 31, 2013 2007 Debentures Series D [Member] USD ($)	Dec. 31, 2014 Debentures Series F [Member] USD ($)	Dec. 31, 2012 Debentures Series F [Member] USD ($)	Dec. 31, 2013 Debentures Series F [Member] USD ($)	Feb. 15, 2015 Debentures Series F [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2014 2010 Notes [Member] USD ($)	Dec. 31, 2013 2010 Notes [Member] USD ($)	Dec. 31, 2014 2014 Notes [Member] USD ($) item	Mar. 31, 2014 2014 Notes [Member] USD ($)
Debt Instrument [Line Items]
Maturity date															Jul. 01, 2015
Outstanding principal						$ 312,000	$ 345,000	$ 208,000	$ 12,000	$ 20,000	$ 197,000		$ 231,000	$ 138,000	$ 45,000	$ 94,000	$ 58,000
Principal amount									27,000						94,000			45,000
Interest rate									8.00%		7.80%				8.00%		8.00%
Number of installment payments									6		2
Conversion ratio per share																		$ 10.07
Par value				15	15						$ 10
Percentage of share trading price											20.00%						20.00%
Beneficial conversion feature			109,768									110,000
Unamortized discount												110,000
Amount of debentures converted into shares											34,000			59,000
Amount of debt repaid															45,000
Repurchase amount																		10,000
Accretion and amortization											16,000			24,000
Financing expense	$ 9,817																$ 9,800
Number of trading days to be considered for calculating premium percentage																	5
Redemption premium (as a percent)																	1.00%